DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document type	8-K
Amendment flag	false
Document period end date	Dec. 31, 2013
Document fiscal year focus	2013
Document fiscal period focus	FY
Entity registrant name	TIME WARNER CABLE INC.
Entity central index key	0001377013
Current fiscal year end date	--12-31
Entity current reporting status	Yes
Entity well known seasoned issuer	Yes
Entity voluntary filers	No
Entity filer category	Large Accelerated Filer